Annual Total Returns (Vanguard Total International Stock Index Fund - Signal Shares Participant:) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - Signal Shares)
18 Months Ended
Apr. 30, 2013
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Annual Total Return
2012	18.21%
2011	(14.52%)